Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Expected volatility	100.00%	100.00%	100.00%
Expected term		5 years	5 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Expected term	5 years
Risk-free interest rate	1.26%	1.15%	1.15%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Expected term	7 years
Risk-free interest rate	4.24%	2.41%	2.41%